Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 729,000
Previously Paid Amount	0.00
Total Fee Amount	100.67
Total Offset Amount	0.00
Net Fee	100.67
Narrative - Max Aggregate Offering Price	$ 729,000
Final Prospectus	true